EQUITY (Details Narrative 1) - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	May. 08, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 03, 2015
EQUITY
Authorized to issue shares of common stock	150,000,000			150,000,000
Share price, par value	$ 0.01			$ 0.01
Common Stock, Shares, Issued	8,082,008			8,198,516	8,110,853
Common Stock, Shares, Outstanding	808,208			8,198,516	8,110,853
Common Stock shares subscribed	4,630			3,846
Warrant or right issued and outstanding	115,139
Fair value expense of services rendered	$ 402,411	$ 86,335		$ 116,334	$ 354,039
Options issued	40,000
Exercise price of issued options	$ 2.20
Shares repurchased	120,354		120,354
Aggregate purchase price	$ 255,981
Options Held [Member]
EQUITY
Warrant or right issued and outstanding	590,000			220,000
Exercise price				$ 2.20
Options Held [Member] | Option 2 [Member]
EQUITY
Warrant or right issued and outstanding	60,000			60,000
Exercise price	$ 1.00			$ 1.00
Options Held [Member] | Option 1 [Member]
EQUITY
Warrant or right issued and outstanding	120,000			120,000
Exercise price	$ 2.20			$ 0.90
Options Held [Member] | Opton 3 [Member]
EQUITY
Warrant or right issued and outstanding	40,000
Exercise price	$ 0.09
Options Held [Member] | Opton 4 [Member]
EQUITY
Warrant or right issued and outstanding	370,000
Exercise price	$ 2.30
Management Directors [Member]
EQUITY
Exercise price						$ 2.30
Options issued	370,000
Option issuance expense	$ 315,741
Warrant [Member]
EQUITY
Warrant or right issued and outstanding	152,725			115,139
Exercise price				$ 2.00
Volatility duration	90 days			90 days
Volatility rate	40.00%
Private Placements Other Issuances And Cancellations [Member]
EQUITY
Shares issued of common stock for services	4,630
Fair value expense of services rendered	$ 10,000
Option issuance expense	$ 76,670
Common And Preferred Stock [Member] | Series A Preferred Stock [Member]
EQUITY
Authorized to issue shares of common stock	10,000,000			10,000,000
Share price, par value	$ 0.001			$ 0.01
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0			0
Common And Preferred Stock [Member] | Series B Preferred Stock [Member]
EQUITY
Authorized to issue shares of common stock	1,000			1,000
Share price, par value	$ 0.01			$ 0.01
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0			0
Common And Preferred Stock [Member] | Series C Preferred Stock [Member]
EQUITY
Authorized to issue shares of common stock	500			500
Share price, par value	$ 0.01			$ 0.01
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0			0